Shareholders' equity, capital distribution and earnings per share - Employees share saving plan (Details) - Employee Share Saving Plan [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share saving plan at 1 January	10,908,717	12,111,104
Purchase	2,204,207	2,127,172
Allocated to employees	(4,228,256)	(3,329,559)
Share saving plan at 31 December	8,884,668	10,908,717